THE ADVISORS' INNER CIRCLE FUND

                            FMC STRATEGIC VALUE FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 23, 2016
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective December 31, 2016, (the "Effective Date"), Edward I. Lefferman will cease serving as a Co-Portfolio Manager of the Fund. Accordingly, as of the Effective Date, all references to Edward I. Lefferman in the Prospectus are hereby deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FMC-SK-016-0100

                        THE ADVISORS' INNER CIRCLE FUND

                            FMC STRATEGIC VALUE FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 23, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
          IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective December 31, 2016, (the "Effective Date"), Edward I. Lefferman will cease serving as a Co-Portfolio Manager of the Fund. Accordingly, as of the Effective Date, all references to Edward I. Lefferman in the SAI are hereby deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FMC-SK-017-0100